Segment Information - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) Segments	Dec. 31, 2017 USD ($) Segments	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of operating segments [Line Items]
Number of reportable segments	2	2
Revenue	¥ 16,222,442	$ 2,563,030	¥ 13,664,840	¥ 13,733,437
Customer One [Member]
Disclosure of operating segments [Line Items]
Revenue	¥ 4,839,617	$ 764,625	¥ 3,580,856	¥ 2,900,332